Quarterly Holdings Report
for
Fidelity® Balanced Fund
May 31, 2025
BAL-NPRT3-0725
1.800332.121
Common Stocks - 62.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	700,582	46,805,883
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	753,182	136,746,560
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	259,197	22,485,340
CANADA - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	911,548	65,080,681
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	410,172	21,265,521
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (c)	11,675,831	43,900,818
Cameco Corp (United States) (b)	304,400	17,816,532
Imperial Oil Ltd (b)	1,426,281	101,830,447
MEG Energy Corp	3,843,428	67,270,843
Meren Energy Inc	14,662,864	19,232,087
South Bow Corp	659,700	17,098,793
		267,149,520
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	51,920	88,342,882
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	162,104	9,568,999
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	264,573	9,802,430
TOTAL MATERIALS		19,371,429

TOTAL CANADA		461,210,033
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (c)	75,321	18,497,331
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	166,204	1,287,389
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	367,100	13,355,098
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	426,100	37,315,495
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (c)	105,600	5,679,168
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	165,343	15,841,513
TOTAL GERMANY		21,520,681
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	17,973,615	55,359,707
Piraeus Financial Holdings SA	5,749,040	38,299,379

TOTAL GREECE		93,659,086
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar (c)	1,146,637	26,181,770
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	5,116,294	40,366,163
Information Technology - 0.1%
IT Services - 0.0%
Accenture PLC Class A	63,700	20,181,434
Software - 0.1%
Circle Internet Financial LLC	529,660	13,771,160
Circle Internet Financial LLC	277,679	7,219,654
		20,990,814
TOTAL INFORMATION TECHNOLOGY		41,172,248

TOTAL IRELAND		81,538,411
ISRAEL - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd	45,900	2,717,280
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	1,881,383	31,569,607
TOTAL ISRAEL		34,286,887
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	1,327,442	1,765,498
NETHERLANDS - 0.5%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	159,654	91,523,252
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	649,984	124,231,442
TOTAL NETHERLANDS		215,754,694
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	764,900	12,245,506
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	217,090	34,814,723
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	330,859	12,685,234
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	8,583,700	68,477,799
TOTAL SPAIN		81,163,033
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States) (b)	240,835	7,680,228
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd	3,758,000	120,084,200
Taiwan Semiconductor Manufacturing Co Ltd ADR	84,700	16,374,204

TOTAL TAIWAN		136,458,404
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(e)	219	0
Cazoo Group Ltd Tranche 1 warrants (c)(d)	238	0
Cazoo Group Ltd Tranche 2 warrants (c)(d)	261	0
Cazoo Group Ltd Tranche 3 warrants (c)(d)	288	0
		0
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	862,236	23,402,173
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd Class D (c)(d)(e)	5,751,413	20,070,341
Capital Markets - 0.1%
London Stock Exchange Group PLC	263,992	40,168,203
Insurance - 0.1%
Direct Line Insurance Group PLC	170,971	685,545
Hiscox Ltd	2,410,900	40,961,392
		41,646,937
TOTAL FINANCIALS		101,885,481

TOTAL UNITED KINGDOM		125,287,654
UNITED STATES - 59.1%
Communication Services - 6.0%
Entertainment - 1.6%
Electronic Arts Inc	277,600	39,913,328
Liberty Media Corp-Liberty Formula One Class C (c)	196,704	18,987,837
Live Nation Entertainment Inc (c)	426,347	58,490,545
Netflix Inc (c)	323,995	391,136,484
ROBLOX Corp Class A (c)	704,700	61,294,806
Roku Inc Class A (c)	315,002	22,825,045
Spotify Technology SA (c)	26,000	17,293,640
Take-Two Interactive Software Inc (c)	331,521	75,016,572
TKO Group Holdings Inc Class A	127,000	20,041,870
Walt Disney Co/The	1,442,500	163,060,200
Warner Bros Discovery Inc (c)	3,152,800	31,433,416
		899,493,743
Interactive Media & Services - 4.2%
Alphabet Inc Class A	6,738,192	1,157,217,094
Epic Games Inc (c)(d)(e)	13,987	9,429,056
Meta Platforms Inc Class A	1,737,240	1,124,845,528
Reddit Inc Class A (c)	139,900	15,717,765
		2,307,209,443
Media - 0.2%
Charter Communications Inc Class A (c)	135,600	53,734,212
Magnite Inc (c)	2,902,069	47,477,849
		101,212,061
TOTAL COMMUNICATION SERVICES		3,307,915,247

Consumer Discretionary - 6.6%
Automobiles - 1.0%
Tesla Inc (c)	1,629,458	564,542,019
Broadline Retail - 3.1%
Amazon.com Inc (c)	8,134,672	1,667,689,107
Etsy Inc (b)(c)	279,288	15,458,591
Macy's Inc	809,900	9,629,711
		1,692,777,409
Distributors - 0.1%
LKQ Corp	947,554	38,347,510
Diversified Consumer Services - 0.1%
Service Corp International/US	530,678	41,392,884
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	529,906	68,357,874
Booking Holdings Inc	9,873	54,488,396
Caesars Entertainment Inc (c)	569,726	15,314,235
Chipotle Mexican Grill Inc (c)	560,300	28,059,824
Churchill Downs Inc	433,826	41,417,368
Domino's Pizza Inc	101,895	48,279,889
DraftKings Inc Class A (c)	1,168,900	41,940,132
Dutch Bros Inc Class A (c)	297,806	21,501,593
Marriott International Inc/MD Class A1	452,169	119,295,747
Red Rock Resorts Inc Class A	277,668	13,347,501
Starbucks Corp	301,620	25,320,999
Yum! Brands Inc	441,695	63,577,578
		540,901,136
Household Durables - 0.1%
PulteGroup Inc	514,500	50,436,435
Somnigroup International Inc	296,200	19,270,772
		69,707,207
Specialty Retail - 0.9%
Floor & Decor Holdings Inc Class A (c)	97,900	7,018,451
Home Depot Inc/The	327,184	120,498,595
Lowe's Cos Inc	1,238,962	279,670,893
Ross Stores Inc	614,232	86,047,761
TJX Cos Inc/The	125,286	15,898,793
Warby Parker Inc Class A (c)	850,200	17,998,734
		527,133,227
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (c)	355,173	6,435,734
NIKE Inc Class B	1,295,493	78,493,921
PVH Corp	555,914	46,568,916
Tapestry Inc	610,505	47,955,168
		179,453,739
TOTAL CONSUMER DISCRETIONARY		3,654,255,131

Consumer Staples - 3.6%
Beverages - 1.1%
Coca-Cola Co/The	4,147,610	299,042,681
Constellation Brands Inc Class A	357,262	63,696,242
Keurig Dr Pepper Inc	3,359,930	113,128,843
Monster Beverage Corp (c)	475,766	30,425,236
PepsiCo Inc	630,894	82,931,016
		589,224,018
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp	294,428	306,258,117
Dollar Tree Inc (c)	142,231	12,837,770
Kroger Co/The	471,500	32,170,445
Target Corp	608,219	57,178,668
Walmart Inc	2,933,930	289,637,570
		698,082,570
Food Products - 0.3%
Archer-Daniels-Midland Co	462,175	22,309,187
Bunge Global SA	347,300	27,141,495
JM Smucker Co	240,867	27,124,033
Lamb Weston Holdings Inc	236,292	13,180,368
Mondelez International Inc	895,386	60,429,601
		150,184,684
Household Products - 0.6%
Clorox Co/The	28,100	3,705,828
Procter & Gamble Co/The	1,945,762	330,565,506
Reynolds Consumer Products Inc	130,400	2,879,232
		337,150,566
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	582,525	38,994,224
Kenvue Inc	1,583,438	37,796,664
		76,790,888
Tobacco - 0.3%
Philip Morris International Inc	841,252	151,921,699
TOTAL CONSUMER STAPLES		2,003,354,425

Energy - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	228,600	9,966,960
Oil, Gas & Consumable Fuels - 1.4%
ConocoPhillips	569,000	48,564,150
Expand Energy Corp	262,600	30,495,737
Exxon Mobil Corp	4,475,745	457,868,714
Marathon Petroleum Corp	269,589	43,333,736
Shell PLC ADR	1,599,707	105,932,598
Valero Energy Corp	618,243	79,734,800
		765,929,735
TOTAL ENERGY		775,896,695

Financials - 8.0%
Banks - 2.4%
Bank of America Corp	8,954,439	395,159,393
Comerica Inc	539,200	30,782,928
First Horizon Corp	1,574,100	31,293,108
JPMorgan Chase & Co	678,879	179,224,056
KeyCorp	2,186,894	34,684,139
M&T Bank Corp	277,313	50,648,446
Pathward Financial Inc	317,055	24,746,143
Synovus Financial Corp	575,300	27,516,599
Truist Financial Corp	1,953,908	77,179,366
UMB Financial Corp	190,765	19,671,687
US Bancorp	3,121,530	136,067,493
Wells Fargo & Co	4,606,418	344,467,938
		1,351,441,296
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	1,003,326	88,904,717
Blackrock Inc	135,266	132,545,801
Cboe Global Markets Inc	249,459	57,156,046
Charles Schwab Corp/The	2,549,575	225,229,456
DigitalBridge Group Inc Class A	710,006	7,852,665
Intercontinental Exchange Inc	759,984	136,645,123
LPL Financial Holdings Inc	156,734	60,681,135
MarketAxess Holdings Inc	482,429	104,402,460
Morgan Stanley	295,317	37,809,436
Northern Trust Corp	584,768	62,418,136
State Street Corp	485,542	46,747,984
StepStone Group Inc Class A	467,727	27,058,007
StepStone Group Inc rights 12/31/2038 (c)(d)	22,875	1,462,399
Tradeweb Markets Inc Class A	218,987	31,632,672
Virtu Financial Inc Class A	1,457,835	58,590,389
		1,079,136,426
Consumer Finance - 0.1%
OneMain Holdings Inc	519,061	26,908,122
SLM Corp	853,100	27,614,847
		54,522,969
Financial Services - 1.7%
Affirm Holdings Inc Class A (c)	470,491	24,418,483
Apollo Global Management Inc	568,289	74,269,689
AvidXchange Holdings Inc (c)	3,406,243	33,347,119
Berkshire Hathaway Inc Class A (c)	94	71,195,600
Block Inc Class A (c)	380,536	23,498,098
Fiserv Inc (c)	596,151	97,047,421
Mastercard Inc Class A	654,839	383,473,718
PayPal Holdings Inc (c)	1,043,700	73,351,236
UWM Holdings Corp Class A	4,438,143	19,084,015
Visa Inc Class A	272,768	99,612,146
Voya Financial Inc	271,628	18,068,695
		917,366,220
Insurance - 1.9%
American Financial Group Inc/OH	293,500	36,388,130
Arthur J Gallagher & Co	398,667	138,512,862
Brighthouse Financial Inc (c)	469,000	28,050,889
Chubb Ltd	752,138	223,535,414
Hartford Insurance Group Inc/The	1,030,845	133,844,915
Marsh & McLennan Cos Inc	730,865	170,773,916
Progressive Corp/The	144,019	41,035,334
The Travelers Companies, Inc.	442,954	122,122,418
Unum Group	417,108	34,081,895
Willis Towers Watson PLC	315,682	99,929,137
		1,028,274,910
TOTAL FINANCIALS		4,430,741,821

Health Care - 5.4%
Biotechnology - 1.3%
AbbVie Inc	1,519,016	282,704,068
Alnylam Pharmaceuticals Inc (c)	292,664	89,133,748
BioMarin Pharmaceutical Inc (c)	354,700	20,597,429
Exact Sciences Corp (c)	337,720	19,006,882
Gilead Sciences Inc	2,243,849	247,002,898
Nuvalent Inc Class A (c)	228,200	17,026,002
Ultragenyx Pharmaceutical Inc (c)	185,400	6,309,161
Vertex Pharmaceuticals Inc (c)	115,100	50,879,955
		732,660,143
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,142,900	152,668,582
Alcon AG (United States)	79,942	6,870,215
Baxter International Inc	2,499,144	76,223,892
Boston Scientific Corp (c)	2,936,348	309,079,990
Insulet Corp (c)	312,919	101,708,063
Intuitive Surgical Inc (c)	190,215	105,063,353
Masimo Corp (c)	315,613	51,287,113
Penumbra Inc (c)	204,000	54,461,880
Stryker Corp	441,448	168,915,663
		1,026,278,751
Health Care Providers & Services - 1.0%
Cencora Inc	581,882	169,467,314
CVS Health Corp	1,966,600	125,941,064
Molina Healthcare Inc (c)	242,100	73,850,184
Tenet Healthcare Corp (c)	557,753	94,131,974
UnitedHealth Group Inc	298,654	90,166,629
		553,557,165
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	139,500	39,018,150
Life Sciences Tools & Services - 0.2%
Danaher Corp	684,170	129,923,883
Thermo Fisher Scientific Inc	17,400	7,009,068
		136,932,951
Pharmaceuticals - 0.9%
Eli Lilly & Co	486,994	359,240,864
Merck & Co Inc	630,112	48,417,806
Pfizer Inc	3,349,900	78,689,151
		486,347,821
TOTAL HEALTH CARE		2,974,794,981

Industrials - 5.5%
Aerospace & Defense - 1.9%
Boeing Co (c)	890,232	184,562,899
GE Aerospace	1,210,518	297,678,482
Howmet Aerospace Inc	817,876	138,948,954
Lockheed Martin Corp	316,477	152,662,176
Northrop Grumman Corp	150,372	72,895,834
RTX Corp	359,407	49,051,867
Space Exploration Technologies Corp (c)(d)(e)	133,715	24,737,275
Space Exploration Technologies Corp Class C (c)(d)(e)	15,685	2,901,725
TransDigm Group Inc	90,447	132,815,088
		1,056,254,300
Building Products - 0.5%
Trane Technologies PLC	671,794	289,052,804
Commercial Services & Supplies - 0.3%
Cintas Corp	366,200	82,944,300
GFL Environmental Inc Subordinate Voting Shares (United States)	135,291	6,822,725
Republic Services Inc	317,700	81,741,033
		171,508,058
Construction & Engineering - 0.2%
Quanta Services Inc	252,706	86,566,967
Electrical Equipment - 0.8%
AMETEK Inc	816,330	145,910,824
Eaton Corp PLC	328,799	105,281,440
GE Vernova Inc	406,679	192,351,033
		443,543,297
Ground Transportation - 0.6%
CSX Corp	2,500,078	78,977,464
Old Dominion Freight Line Inc	394,195	63,138,213
Uber Technologies Inc (c)	1,699,110	142,997,098
Union Pacific Corp	317,341	70,341,806
		355,454,581
Machinery - 0.9%
Deere & Co	153,357	77,638,515
Dover Corp	437,875	77,832,281
Ingersoll Rand Inc	964,813	78,767,333
Parker-Hannifin Corp	303,865	201,979,066
Westinghouse Air Brake Technologies Corp	340,700	68,930,424
		505,147,619
Professional Services - 0.1%
Verisk Analytics Inc	253,300	79,571,662
Trading Companies & Distributors - 0.2%
Fastenal Co	1,338,600	55,337,724
United Rentals Inc	43,800	31,027,044
		86,364,768
TOTAL INDUSTRIALS		3,073,464,056

Information Technology - 18.8%
Communications Equipment - 1.1%
Arista Networks Inc	1,504,176	130,321,809
Cisco Systems Inc	7,060,125	445,070,280
Motorola Solutions Inc	26,500	11,007,570
		586,399,659
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	868,859	78,136,490
IT Services - 0.2%
Gartner Inc (c)	300,627	131,199,635
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices Inc (c)	53,500	5,924,055
Analog Devices Inc	1,479,921	316,673,496
Astera Labs Inc (c)	16,252	1,474,381
Broadcom Inc	2,082,171	504,031,134
First Solar Inc (c)	13,366	2,112,897
Intel Corp	1,530,000	29,911,500
Marvell Technology Inc	1,873,686	112,777,160
Micron Technology Inc	1,912,267	180,632,741
NVIDIA Corp	18,711,304	2,528,458,511
		3,681,995,875
Software - 6.1%
Cadence Design Systems Inc (c)	411,651	118,172,653
HubSpot Inc (c)	170,117	100,352,018
Intuit Inc	32,000	24,111,040
Microsoft Corp	6,514,855	2,999,178,649
OpenAI Global LLC rights (c)(d)(e)	3,322,452	4,884,004
Oracle Corp	117,582	19,463,348
Palantir Technologies Inc Class A (c)	49,664	6,544,722
Servicenow Inc (c)	35,627	36,022,103
Stripe Inc Class B (c)(d)(e)	126,100	4,476,550
Synopsys Inc (c)	43,600	20,229,528
Unity Software Inc (c)	974,400	25,412,352
		3,358,846,967
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	12,796,651	2,570,207,353
TOTAL INFORMATION TECHNOLOGY		10,406,785,979

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	172,677	48,161,342
Axalta Coating Systems Ltd (c)	573,552	17,665,402
Balchem Corp	107,101	17,853,737
Chemours Co/The	716,296	7,256,078
Corteva Inc	594,961	42,123,239
Ecolab Inc	277,242	73,641,020
Element Solutions Inc	599,432	12,815,856
Linde PLC	346,105	161,831,776
Mosaic Co/The	907,600	32,800,664
Sherwin-Williams Co/The	81,784	29,344,917
		443,494,031
Construction Materials - 0.1%
Martin Marietta Materials Inc	65,845	36,053,429
Containers & Packaging - 0.1%
AptarGroup Inc	133,453	21,138,955
International Paper Co	653,096	31,224,520
		52,363,475
Metals & Mining - 0.1%
Freeport-McMoRan Inc	589,249	22,674,302
Newmont Corp	635,000	33,477,200
Nucor Corp	239,039	26,141,305
		82,292,807
TOTAL MATERIALS		614,203,742

Real Estate - 1.3%
Health Care REITs - 0.2%
CareTrust REIT Inc	314,811	9,053,964
Ventas Inc	403,810	25,956,907
Welltower Inc	511,458	78,907,740
		113,918,611
Industrial REITs - 0.1%
Prologis Inc	369,500	40,127,700
Terreno Realty Corp	350,585	19,780,006
		59,907,706
Office REITs - 0.0%
COPT Defense Properties	634,116	17,406,484
Kilroy Realty Corp	429,800	13,839,560
		31,246,044
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	257,700	32,217,654
Residential REITs - 0.2%
Camden Property Trust	224,900	26,423,501
Invitation Homes Inc	1,282,368	43,215,802
Sun Communities Inc	137,860	17,017,438
		86,656,741
Retail REITs - 0.1%
Curbline Properties Corp	647,038	14,681,292
Macerich Co/The	1,192,201	19,289,813
NNN REIT Inc	430,532	17,979,016
Tanger Inc	505,000	15,049,000
		66,999,121
Specialized REITs - 0.6%
American Tower Corp	494,309	106,103,427
CubeSmart	675,425	28,881,173
Digital Realty Trust Inc	271,417	46,553,444
Equinix Inc	78,761	70,004,352
Extra Space Storage Inc	11,328	1,712,227
Four Corners Property Trust Inc	313,871	8,665,978
Iron Mountain Inc	237,000	23,394,270
Public Storage Operating Co	118,059	36,410,576
		321,725,447
TOTAL REAL ESTATE		712,671,324

Utilities - 1.4%
Electric Utilities - 1.0%
Constellation Energy Corp	276,361	84,607,920
Duke Energy Corp	679,200	79,955,424
Entergy Corp	521,543	43,434,101
Evergy Inc	365,300	24,259,573
Exelon Corp	1,198,000	52,496,360
NextEra Energy Inc	1,513,566	106,918,302
NRG Energy Inc	148,628	23,171,105
PG&E Corp	2,573,510	43,440,849
PPL Corp	987,900	34,329,525
Southern Co/The	259,134	23,322,060
TXNM Energy Inc	254,000	14,399,260
Xcel Energy Inc	513,609	36,003,991
		566,338,470
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	213,200	2,151,188
Vistra Corp	401,443	64,459,703
		66,610,891
Multi-Utilities - 0.3%
Ameren Corp	383,600	37,163,168
CenterPoint Energy Inc	983,625	36,630,195
NiSource Inc	608,913	24,076,420
Sempra	768,334	60,383,369
		158,253,152
TOTAL UTILITIES		791,202,513

TOTAL UNITED STATES		32,745,285,914
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,431,282	21,203,019
TOTAL COMMON STOCKS (Cost $19,201,066,041)		34,376,548,637

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (c)(d)(e)	162,664	36,073,995
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	47,770	10,116,928
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	511,009	858,495
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	44,489	3,659,665
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (d)(e)	155,635	66,924
ABL Space Systems Co Series A9 (d)(e)	70,143	30,160
		97,084
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	55,896	5,307,884
TOTAL INDUSTRIALS		5,404,968

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(d)(e)	468,104	5,640,653
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	462,431	3,019,674
Software - 0.1%
Algolia Inc Series D (c)(d)(e)	217,863	4,248,329
Databricks Inc Series G (c)(d)(e)	34,653	3,562,328
Databricks Inc Series H (c)(d)(e)	144,975	14,903,430
Skyryse Inc Series B (c)(d)(e)	383,747	10,602,930
Stripe Inc Series H (c)(d)(e)	154,154	5,472,467
		38,789,484
TOTAL INFORMATION TECHNOLOGY		47,449,811

TOTAL UNITED STATES		56,514,444
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,900,946)		103,563,862

Fixed-Income Funds - 36.3%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (h) (Cost $22,254,551,215)	206,602,010	20,162,290,116

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d) (Cost $12,227,166)	679,287	5,413,917

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/20/2025 (j)	4.23	22,540,000	22,492,272
US Treasury Bills 0% 6/26/2025 (j)	4.24	4,850,000	4,836,327
US Treasury Bills 0% 7/3/2025 (j)	4.22	4,530,000	4,513,546
US Treasury Bills 0% 8/21/2025 (j)	4.27	5,120,000	5,071,829
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,910,559)			36,913,974

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	818,997,913	819,161,713
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	115,057,468	115,068,974
TOTAL MONEY MARKET FUNDS (Cost $934,226,894)			934,230,687

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $42,546,882,821)	55,618,961,193
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(130,423,740)
NET ASSETS - 100.0%	55,488,537,453

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,655	Jun 2025	489,549,000	(3,758,433)	(3,758,433)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $171,828,311 or 0.3% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,685,234 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,685,234 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,549,761.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	6,176,993

ABL Space Systems Co Series A9	10/22/21	4,264,375

Algolia Inc Series D	7/23/21	6,371,414

Astranis Space Technologies Corp Series C	3/19/21	10,261,275

Beta Technologies Inc Series A	4/09/21	4,095,500

Bolt Technology OU Series E	1/03/22	12,410,479

ByteDance Ltd Series E1	11/18/20	17,823,774

Cazoo Group Ltd	3/28/21	3,563,271

Databricks Inc Series G	2/01/21	2,048,777

Databricks Inc Series H	8/31/21	10,653,362

Epic Games Inc	3/29/21	12,378,495

Gupshup Inc	6/08/21	10,573,577

Jumo World Holding Limited	9/06/23	11,285,784

OpenAI Global LLC rights	9/30/24	3,322,452

Skyryse Inc Series B	10/21/21	9,470,864

Space Exploration Technologies Corp	2/16/21 - 12/09/24	5,718,142

Space Exploration Technologies Corp Class C	12/09/24	2,901,725

Starling Bank Ltd Class D	6/18/21	10,282,869

Stripe Inc Class B	5/18/21	5,060,189

Stripe Inc Series H	3/15/21 - 5/25/23	6,185,429

Waymo LLC Series C2	10/18/24	3,479,098

Xsight Labs Ltd Series D	2/16/21	4,086,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,049,555	9,558,496,096	9,335,384,305	17,763,995	-	367	819,161,713	818,997,913	1.5%
Fidelity Investment Grade Bond Central Fund	16,700,284,116	4,676,306,527	538,879,679	629,772,866	(72,479,355)	(602,941,493)	20,162,290,116	206,602,010	49.6%
Fidelity Securities Lending Cash Central Fund	60,683,483	953,963,842	899,578,351	155,180	-	-	115,068,974	115,057,468	0.4%
Total	17,357,017,154	15,188,766,465	10,773,842,335	647,692,041	(72,479,355)	(602,941,126)	21,096,520,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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